Derivatives (Schedule Of Effect On Consolidated Statements Of Operations And Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income, Supply & Logistics Product Costs	$ 35,468	$ (3,268)	$ (2,936)
Commodity Derivatives [Member] | Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income, Supply & Logistics Product Costs		0	0
Commodity Derivatives [Member] | Not Designated As Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income, Supply & Logistics Product Costs	$ 35,468	$ (3,268)	$ (2,936)